As filed with the Securities and Exchange Commission on November 29, 2024
1933 Act Registration File No. 333-282272

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ / Pre-Effective Amendment No. ___	/ X / Post-Effective Amendment No. 1

Intrepid Capital Management Funds Trust
(Exact Name of Registrant as Specified in Charter)

1400 Marsh Landing Parkway, Suite 106
(Address of Registrant’s Principal Executive Offices)

(904) 246-3433
(Registrant’s Telephone Number, Including Area Code)

Mark F. Travis
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, Florida 32250
(Name and Address of Agent for Service)

Copies to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: shares of beneficial interest, no par value per share, of Intrepid Capital Fund, a series of the Registrant.
No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f)-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
This Post-Effective Amendment No. 1 to the Registration Statement of Intrepid Capital Management Funds Trust (the “Trust”) on Form N-14 (File No. 333-282272) (the “Registration Statement”) consists of the following: (1) cover page of the Registration Statement; and (2) Part C of the Registration Statement (including signature page).

This Post-Effective Amendment No. 1 hereby incorporates by reference Part A and Part B to the Information Statement/Prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on November 5, 2024 (Accession No. 0000897069-24-002097).  The purpose of this Post-Effective Amendment No. 1 is solely to file the final tax opinion as an exhibit to Part C of the Registration Statement.

PART C

Other Information

Item 15. Indemnification

Reference is made to Article VI of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), Article VIX of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-118634) on August 27, 2004), and Section 7 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 333-118634 on December 8, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”
Item 16. Exhibits

(1)(a)	Certificate of Trust is herein incorporated by reference from the Trust's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(1)(b)
Agreement and Declaration of Trust is herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.

(1)(c)
Amended Schedule A to Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(2)	By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 2004.
(3)	Not applicable.
(4)
Plan of Acquisition and Liquidation among Intrepid Capital Management Funds Trust, Intrepid Small Cap Fund, Intrepid Capital Fund, and Intrepid Capital Management, Inc. is attached to Part A of Form N-14 as an appendix.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(6)(a)
Investment Advisory Agreement with Intrepid Capital Management, Inc. for Intrepid Capital Fund is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(6)(b)
Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(6)(b)
Amended and Restated Investment Advisory Agreement with Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(7)(a)
Distribution Agreement between Intrepid Capital Management, Inc. and Quasar Distributors, LLC is herein incorporated by reference from Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on December 8, 2004.

(7)(b)
Second Amendment to the Distribution Agreement, dated June 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(c)
Third Amendment to the Distribution Agreement, dated October 8, 2007, is herein incorporated by reference from Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2008.

(7)(d)
Fourth Amendment to the Distribution Agreement, dated January 1, 2013, is herein incorporated by reference from Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 28, 2013.

(7)(e)
Fifth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(7)(f)
Sixth Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on July 28, 2015.

(8)	Not applicable.
(9)(a)
Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(9)(b)
First Amendment to the Amended and Restated Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(10)(a)
Amended and Restated Service and Distribution Plan pursuant to Rule 12b‑1 is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(10)(b)
Amended and Restated Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(10)(c)	Reserved
(11)
Opinion and Consent issued by Foley & Lardner LLP regarding the validity of shares to be issued is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, filed with the Securities and Exchange Commission on November 1, 2024.

(12)	Opinion of Foley & Lardner LLP regarding certain tax matters for the Intrepid Small Cap Fund and the Intrepid Capital Fund – Filed Herewith.
(13)(a)(i)
Amended and Restated Fund Administration Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(13)(a)(ii)
First Amendment to the Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(13)(b)(i)
Amended and Restated Transfer Agent Servicing Agreement between Intrepid Capital Management Funds Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(13)(b)(ii)
First Amendment to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(13)(c)(i)
Operating Expenses Limitation Agreement dated November 15, 2016 between the Trust, on behalf of the Intrepid Capital Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 30, 2017.

(13)(c)(ii)
Amended and Restated Operating Expenses Limitation Agreement dated June 6, 2022 (restating agreement dated November 15, 2016) between the Trust, on behalf of the Intrepid Small Cap Fund (formerly known as the Endurance Fund), and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 26, 2023.

(13)(c)(iii)
Amended Operating Expenses Limitation Agreement dated January 1, 2024 between the Trust, on behalf of the Intrepid Income Fund, and Intrepid Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 25, 2024.

(14)
Consent of Independent Registered Public Accounting Firm is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14, filed with the Securities and Exchange Commission on November 1, 2024.

(15)	Not applicable.
(16)
Power of Attorney is herein incorporated by reference from Post-Effective Amendment No. 43 to the Trust's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 27, 2021.

(17)	None.
(18)	Not applicable.

Item 17. Undertakings
1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jacksonville Beach and State of Florida on November 27, 2024.

Intrepid Capital Management Funds Trust

By: /s/ Mark F. Travis
Mark F. Travis
President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on November 27, 2024 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ Mark F. Travis	President and Trustee (Principal Executive Officer)	November 27, 2024
Mark F. Travis

/s/ Timothy Page	Secretary and Treasurer (Principal Financial Officer)	November 27, 2024
Timothy Page

John J. Broaddus*	Trustee	November 27, 2024
John J. Broadus

Peter R. Osterman, Jr.*	Trustee	November 27, 2024
Peter R. Osterman, Jr.

Ed Vandergriff, Jr.*	Trustee	November 27, 2024
Ed Vandergriff, Jr.

* By:/s/ Mark F. Travis
Mark F. Travis
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A with the SEC on January 27, 2021, and is incorporated herein by reference.
November 27, 2024